Offerings - Offering: 1	Oct. 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001
Amount Registered | shares	2,873,563
Proposed Maximum Offering Price per Unit	26.41
Maximum Aggregate Offering Price	$ 75,890,798.83
Fee Rate	0.0087%
Amount of Registration Fee	$ 6,602.50
Offering Note	(1) Represents shares of common stock that may be sold by the selling stockholders. (2) Pursuant to Rule 457(c) under the Securities Act and estimated solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is based upon the average of the $26.54 (high) and $26.28 (low) sale price of the common stock as reported on the New York Stock Exchange on October 13, 2026 (such date being within five business days of the date that this registration statement was filed with the U.S. Securities and Exchange Commission).